PROPERTY, PLANT AND EQUIPMENT - Property, plant and equipment of group (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Buildings USD ($)	Dec. 31, 2013 Buildings CNY	Dec. 31, 2012 Buildings CNY	Dec. 31, 2013 Machinery and equipment USD ($)	Dec. 31, 2013 Machinery and equipment CNY	Dec. 31, 2012 Machinery and equipment CNY	Dec. 31, 2013 Motor vehicles USD ($)	Dec. 31, 2013 Motor vehicles CNY	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2013 Furniture, fixtures and office equipment USD ($)	Dec. 31, 2013 Furniture, fixtures and office equipment CNY	Dec. 31, 2012 Furniture, fixtures and office equipment CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 110,026	670,819	429,662		$ 52,146	317,930	168,302	$ 36,281	221,203	197,452	$ 4,435	27,037	25,486	$ 17,164	104,649	38,422
Less: accumulated depreciation	(34,425)	(209,887)	(169,690)
Property, plant and equipment, net	$ 75,601	460,932	259,972	233,777